Revenue	12 Months Ended
Mar. 31, 2018
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
22.	Revenue

	Year ended
	March 31, 2018	March 31, 2017	March 31, 2016
Rendering of services
Service revenue*	13,703,004	13,284,271	12,393,645
Installation service revenue	5,406,165	3,749,051	1,704,937
	19,109,169	17,033,322	14,098,582
Sale of products	1,576,444	1,398,698	936,314
	20,685,613	18,432,020	1,50,34,896

* Including revenue arising from construction contracts (refer to note 23) and revenue from operating leases amount to ₹ 211,990 (March 31, 2018), ₹394,100 (March 31, 2017) and ₹391,500 (March 31, 2016) (refer to note 30)